NOTE RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
NOTE RECEIVABLE

NOTE 9: NOTE RECEIVABLE

The Company’s notes receivable is as follows:

	June 30, 2021	December 31, 2020

MIMO Technologies PVT Ltd	$-	$227,877

The Company entered into a note receivable with a related party in the amount of 15,037,263 INR (approximately $170,000 US$) dated April 1, 2020 with no stated maturity date. The note bears interest at 13% per annum. Further, the Company provided additional amounts on October 5, 2020, to bring the total outstanding to 16,647,264 INR ($227,877 US$) as of December 31, 2020. Upon the acquisition of Mimo by the Company, the balance of $258,736 in the note receivable was reduced to zero and applied towards the purchase of Mimo.

NOTE 8: NOTE RECEIVABLE

The Company’s notes receivable is as follows:

	December 31, 2020	December 31, 2019

MIMO Technologies PVT Ltd	$227,877	$-

The Company entered into a note receivable with a related party in the amount of 15,037,263 INR (approximately $170,000 US$) dated April 1, 2020 with no stated maturity date. The note bears interest at 13% per annum. Further, the Company provided additional amounts on October 5, 2020, to bring the total outstanding to 16,647,264 INR ($227,877 US$) as of December 31, 2020.